Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property and Equipment [Abstract]
Schedule of property and equipment

	Estimated Useful Lives	March 31, 2015	December 31, 2014
Furniture and fixtures	2-5 years	$99,982	$99,982
Website and internal use software	3 years	1,228,710	1,017,103
Computers and software	3-7 years	366,402	355,213
		1,695,094	1,472,298
Less: accumulated depreciation and amortization		(525,393)	(420,601)
		$1,169,701	$1,051,697

	Estimated Useful Lives	December 31, 2014	December 31, 2013
Furniture and fixtures	2-5 years	$99,982	$64,945
Website and internal use software	3 years	1,017,103	-
Computers and software	3-7 years	355,213	251,525
		1,472,298	316,470
Less: accumulated depreciation and amortization		(420,601)	(258,391)
		$1,051,697	$58,079